PROVISIONS, CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Abstract]
Disclosure of Changes in Provisions

	Balance at December 31, 2020	Additions[1]	Deductions/ Payments	Effects of foreign exchange and other movements	Balance at December 31, 2021
Environmental	661	47	(65)	(48)	595
Emission obligations	571	606	(565)	(120)	492
Asset retirement obligations	397	20	(5)	(15)	397
Site restoration	309	25	(93)	(21)	220
Staff related obligations	127	40	(31)	(16)	120
Voluntary separation plans	55	13	(27)	(10)	31
Litigation and other (see note 9.3)	269	143	(70)	(19)	323
Tax claims	62	32	(10)	(5)	79
Other legal claims	207	111	(60)	(14)	244
Commercial agreements and onerous contracts	25	4	(5)	(1)	23
Other	218	278	(112)	(23)	361
	2,632	1,176	(973)	(273)	2,562
Short-term provisions	935				1,064
Long-term provisions	1,697				1,498
	2,632				2,562

	Balance at December 31, 2019	Additions[1]	Deductions/ Payments	Effects of foreign exchange and other movements	Divestments and reclassification to held for sale [2,3]	Balance at December 31, 2020
Environmental	1,074	137	(88)	57	(519)	661
Emission obligations	484	373	(92)	(40)	(154)	571
Asset retirement obligations	478	21	(10)	41	(133)	397
Site restoration	136	167	(12)	18	—	309
Staff related obligations	185	88	(41)	(14)	(91)	127
Voluntary separation plans	47	30	(38)	20	(4)	55
Litigation and other (see note 9.3)	312	40	(36)	(39)	(8)	269
Tax claims	81	5	(6)	(18)	—	62
Other legal claims	231	35	(30)	(21)	(8)	207
Commercial agreements and onerous contracts	46	68	(31)	(4)	(54)	25
Other	229	29	(44)	16	(12)	218
	2,991	953	(392)	55	(975)	2,632
Short-term provisions	516					935
Long-term provisions	2,475					1,697
	2,991					2,632
1.Additions exclude provisions reversed or utilized during the same year.
2.On December 9, 2020, the Company completed the sale of ArcelorMittal USA and certain other US operations (see note 2.3.1).
3.On December 10, 2020, the Company signed a binding agreement with Invitalia, an Italian state-owned company, to form a public-private partnership between the parties. As a result, the carrying amounts of the assets and liabilities of ArcelorMittal Italia were classified as held for sale as of December 31, 2020 (see note 2.3.2).

Disclosure of Other Long-term Obligations

	Balance at December 31,
	2021	2020
Derivative financial instruments (notes 6.1 and 6.3)	58	96
Payable from acquisition of financial assets	115	359
Unfavorable contracts	105	132
Income tax payable	219	214
Other	377	347
Total	874	1,148

Schedule of Commitments

	December 31,
	2021	2020
Purchase commitments	13,509	13,047
Guarantees, pledges and other collateral	8,003	8,632
Capital expenditure commitments	330	354
Other commitments	1,576	3,143
Total	23,418	25,176